UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31,
Date of reporting period: November 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

               The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Institutional
Money Market Fund

Western Asset Institutional
Government Money Market Fund

Western Asset Institutional
Municipal Money Market Fund
SEMI-ANNUAL
REPORT
NOVEMBER 30, 2007
INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset Institutional Money Market Fund Western Asset Institutional Government Money Market Fund Western Asset Institutional Municipal Money Market Fund

S e m i - A n n u a l R e p o r t • N o v e m b e r 3 0 , 2 0 0 7

What’s Inside	Letter from the Chairman	I

	Fund at a Glance:

	Western Asset Institutional Money Market Fund	1

	Western Asset Institutional Government Money Market Fund	2

	Western Asset Institutional Municipal Money Market Fund	3

	Fund Expenses	4

	Schedules of Investments	6

	Statements of Assets and Liabilities	30
Fund Objective
Western Asset Institutional
Money Market Fund and
Western Asset Institutional
Government Money Market
Fund each seeks maximum
current income to the extent
consistent with preservation
of capital and the main-
tenance of liquidity. Western
Asset Institutional Municipal
Money Market Fund seeks
maximum current income
that is exempt from regular
federal income taxes to the
extent consistent with
preservation of capital and
the maintenance of liquidity.
	Statements of Operations	31

	Statements of Changes in Net Assets	32

	Financial Highlights	35

	Notes to Financial Statements	38

	Board Approval of Management and Subadvisory Agreements	46

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Despite continued weakness in the housing market and a credit crunch that began in the summer of 2007, the U.S. economy was largely resilient during the six-month reporting period ended November 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The final estimate for third quarter GDP growth was 4.9%. A surge in inventory-building and robust exports supported the economy during the third calendar quarter. While initial fourth quarter 2007 GDP data will not be released until the end of January 2008, the Federal Reserve Board (“Fed”)ii, among others, anticipates that economic growth will moderate significantly.

     Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Fed to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered the discount rate and federal funds rate in October to 5.00% and 4.50%, respectively. In December 2007, after the end of the reporting period, the Fed again reduced rates, as it cut both the discount rate and federal funds rate another 0.25% to 4.75% and 4.25%, respectively. In its statement accompanying the December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some soft-

Legg Mason Partners Institutional Trust     I

ening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.” During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. After falling during the first three months of 2007, yields then moved steadily higher during much of the second calendar quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended November 30, 2007, two-year Treasury yields fell from 4.92% to 3.04%. Over the same period, 10-year Treasury yields fell from 4.90% to 3.97%.

     During the reporting period, the yields available from money market instruments fluctuated given the changing short-term interest rate environment.

     The current market challenges have not affected the Funds’ $1.00 share price. Additionally, we believe that the current situation should not affect the Funds’ $1.00 share price, going forward. Over time, we also believe that the Funds’ returns should remain competitive.

Performance Review

Western Asset Institutional Money Market Fund
As of November 30, 2007, the seven-day current yield for Class A shares of Western Asset Institutional Money Market Fund

II     Legg Mason Partners Institutional Trust

(“Institutional Money Market Fund”) was 4.90% and its seven-day effective yield, which reflects compounding, was 5.02%.1

     Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 4.89% and the seven-day effective yield would have been 5.01%.

Western Asset Institutional Government Money Market Fund
As of November 30, 2007, the seven-day current yield for Class A shares of Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) was 4.56% and its seven-day effective yield, which reflects compounding, was 4.66%.1

     Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 4.48% and the seven-day effective yield would have been 4.58%.

Western Asset Institutional Municipal Money Market Fund
As of November 30, 2007, the seven-day current yield for Class A shares of Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) was 3.37% and its seven-day effective yield, which reflects compounding, was 3.43%.1

     Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 3.36% and the seven-day effective yield would have been 3.41%.

     Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Institutional Trust     III

Legg Mason Partners Institutional Trust (Class A shares) Yields as of November 30, 2007 (unaudited)
	Seven-Day	Seven-Day
	Current Yield[1]	Effective Yield[1]
Institutional Money Market Fund	4.90%	5.02%
Institutional Government Money Market Fund	4.56%	4.66%
Institutional Municipal Money Market Fund	3.37%	3.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Institutional Money Market Fund would have been 4.89% and 5.01%, respectively. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Institutional Government Money Market Fund would have been 4.48% and 4.58%, respectively. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Institutional Municipal Money Market Fund would have been 3.36% and 3.41%, respectively.

     An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Special Shareholder Notices

Institutional Money Market Fund
Prior to April 16, 2007, the Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Cash Portfolio.

Institutional Government Money Market Fund
Prior to April 16, 2007, the Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Government Portfolio.

Institutional Municipal Money Market Fund
Prior to April 16, 2007, the Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Municipal Portfolio.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV     Legg Mason Partners Institutional Trust

Information About Your Funds
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

     Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 18, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each of these Funds. Certain investors in Institutional Municipal Money Market Fund may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Funds’ prospectuses for more information on these and other risks.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Partners Institutional Trust     V

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Fund at a Glance (unaudited)
Western Asset Institutional Money Market Fund

Investment Breakdown

As a Percent of Total Investments
Certificates of Deposit (Yankee)
49.0%
Commercial Paper
27.8%
Medium-Term Notes
7.5%
Bank Notes
2.6%
Certificates of Deposit (Euro)
2.3%
U.S. Government Agencies
2.3%
Corporate Bonds & Notes
2.2%
Certificates of Deposit
1.2%
Repurchase Agreement
5.1%
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
November 30, 2007

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     1

Fund at a Glance (unaudited)
Western Asset Institutional Government Money Market Fund

Investment Breakdown

2     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Fund at a Glance (unaudited)
Western Asset Institutional Municipal Money Market Fund

Investment Breakdown

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     3

Fund Expenses (unaudited)

Example
As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on June 1, 2007 and held for the six months ended November 30, 2007.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Western Asset Institutional
Money Market Fund	2.58%	$1,000.00	$1,025.80	0.23%	$1.16
Western Asset Institutional
Government Money Market Fund	2.48	1,000.00	1,024.80	0.21	1.06
Western Asset Institutional
Municipal Money Market Fund	1.74	1,000.00	1,017.40	0.23	1.16

(1)	For the six months ended November 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

4     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Western Asset Institutional
Money Market Fund	5.00%	$1,000.00	$1,023.85	0.23%	$1.16
Western Asset Institutional
Government Money Market Fund	5.00	1,000.00	1,023.95	0.21	1.06
Western Asset Institutional
Municipal Money Market Fund	5.00	1,000.00	1,023.85	0.23	1.16

(1)	For the six months ended November 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     5

Schedules of Investments (November 30, 2007) (unaudited)
Western Asset Institutional Money Market Fund
Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 101.0%
Bank Notes — 2.7%
$25,000,000	Bank of America NA Charlotte, NC, 5.300% due 2/4/08	$25,000,000
	Bank of America NA:
50,000,000	5.330% due 12/19/07	50,000,000
40,000,000	4.820% due 2/25/08 (b)	40,000,000
	Total Bank Notes	115,000,000
Certificates of Deposit — 1.2%
50,000,000	JPMorgan Chase, 5.130% due 4/14/08	50,000,000
1,000,000	Wells Fargo Bank Na, 4.530% due 12/10/07	1,000,000
	Total Certificates of Deposit	51,000,000
Certificates of Deposit (Euro) — 2.3%
25,000,000	Deutsche Bank AG, NY, 5.310% due 2/14/08	25,000,422
	Societe Generale:
50,000,000	5.320% due 12/3/07	50,000,025
25,000,000	5.300% due 1/14/08	24,997,962
	Total Certificates of Deposit (Euro)	99,998,409
Certificates of Deposit (Yankee) — 49.5%
	Abbey National Treasury Services PLC:
40,000,000	5.100% due 12/21/07	40,000,439
10,500,000	4.730% due 1/31/08	10,500,176
24,500,000	ABN Amro Mortgage Corp., 5.650% due 12/11/07	24,500,000
29,500,000	Australia & New Zealand Banking, 4.860% due 2/7/08	29,502,166
	Banco Bilbao:
80,000,000	5.500% due 12/20/07	80,005,470
35,000,000	5.200% due 12/31/07	35,000,288
35,000,000	5.250% due 1/14/08	35,000,844
68,000,000	Bank of Montreal, 5.180% due 12/28/07	67,999,775
	Bank of Tokyo - Mitsubishi:
50,000,000	5.000% due 1/22/08	50,000,000
25,000,000	5.100% due 3/3/08	25,000,000
	Barclays Bank PLC NY:
50,000,000	4.930% due 2/25/08	50,000,000
25,000,000	5.080% due 3/19/08	25,000,000
40,000,000	5.200% due 4/9/08	40,000,000
	BNP Paribas NY Branch:
38,124,000	5.340% due 12/26/07	38,126,343
30,000,000	5.100% due 3/3/08	30,000,000
	Calyon NY:
40,000,000	4.770% due 2/26/08	40,000,000
40,000,000	5.260% due 3/3/08	39,996,743
25,000,000	5.400% due 7/18/08	25,000,000

See Notes to Financial Statements.

6     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Certificates of Deposit (Yankee) — 49.5% (continued)
	Canadian Imperial Bank:
$25,000,000	4.650% due 4/30/08	$24,994,502
49,000,000	4.950% due 7/7/08	49,000,000
40,000,000	5.249% due 7/18/08	40,010,923
	Credit Suisse New York:
25,000,000	5.515% due 2/11/08	25,000,000
20,000,000	5.345% due 2/27/08	20,000,000
15,000,000	5.370% due 5/30/08	14,992,738
30,000,000	5.405% due 6/9/08	29,993,608
75,000,000	Deutsche Bank AG NY, 5.320% due 1/22/08	75,003,886
84,500,000	Dexia Credit Local NY, 4.860% due 1/11/08	84,498,424
	Fortis Bank NY:
30,000,000	5.225% due 12/28/07	29,995,730
24,500,000	5.160% due 1/3/08	24,500,000
10,500,000	5.305% due 2/19/08	10,500,094
30,000,000	Governor & Co. of Bank of Ireland, 4.750% due 2/1/08	29,993,641
	HBOS Treasury Services NY:
25,000,000	5.700% due 12/4/07	25,000,000
25,000,000	5.350% due 12/21/07	25,000,273
52,500,000	5.330% due 5/30/08	52,485,792
20,000,000	5.420% due 6/16/08	19,996,874
10,000,000	5.260% due 1/9/08	9,997,829
50,500,000	5.270% due 2/4/08	50,498,475
89,500,000	Lloyds Bank PLC, 4.855% due 1/25/08	89,509,964
25,000,000	Lloyds TSB Bank PLC NY, 5.300% due 2/22/08	25,000,000
30,000,000	Natixis, 5.190% due 2/15/08	30,000,000
30,000,000	Nordea Bank Finland NY, 4.700% due 10/24/08	30,017,186
	Royal Bank of Scotland NY:
25,000,000	5.680% due 12/13/07	25,000,000
14,500,000	4.800% due 1/29/08	14,493,768
40,000,000	5.300% due 1/30/08	40,006,651
25,000,000	4.800% due 3/6/08	25,000,000
40,000,000	Skandinaviska Enskilda Banken Copenhagen, 5.170% due 1/18/08	39,997,016
50,000,000	Societe Generale N.A., 5.300% due 1/30/08	50,000,000
	Svenska Handelsbanken NY:
70,000,000	5.100% due 1/22/08	70,002,993
25,000,000	5.100% due 4/3/08	25,000,000
25,000,000	5.325% due 6/4/08	24,994,488
	Toronto Dominion Bank NY:
40,000,000	5.060% due 2/25/08	40,000,000
38,000,000	5.130% due 3/3/08	38,000,470
50,000,000	5.020% due 3/20/08	49,999,896
	UBS AG Stamford CT:
17,000,000	5.190% due 1/4/08	16,996,519
48,200,000	5.490% due 2/14/08	48,204,665
33,400,000	5.045% due 3/20/08	33,394,728

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     7

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Certificates of Deposit (Yankee) — 49.5% (continued)
	Unicredito Italiano SpA NY:
$25,000,000	5.560% due 12/20/07	$25,003,967
47,000,000	5.230% due 1/18/08	47,013,875
30,000,000	Westpac Banking Corp., 5.185% due 1/18/08	30,001,381
	Total Certificates of Deposit (Yankee)	2,144,732,600
Commercial Paper — 28.1%
25,000,000	Anglesea Funding, 5.313% due 2/1/08 (a)(b)	24,779,986
	Bank of America Corp.:
50,000,000	5.300% due 12/10/07 (a)	49,934,938
38,000,000	4.768% due 3/3/08 (a)	37,538,617
17,700,000	Depfa Bank PLC, 5.463% due 1/2/08 (a)(b)	17,615,827
25,000,000	Barclays US Funding LLC, 5.099% due 4/17/08 (a)	24,523,708
	CBA Delaware Finance:
48,001,000	5.404% due 1/31/08 (a)	47,571,551
30,000,000	5.135% due 2/4/08 (a)	29,726,458
25,000,000	4.692% due 4/7/08 (a)	24,591,111
37,900,000	Chesham Finance LLC, 5.369% due 12/6/07 (a)(b)	37,872,470
	Danske Corp.:
50,000,000	5.440% due 12/19/07 (a)(b)	49,865,875
28,000,000	5.440% due 12/20/07 (a)(b)	27,920,717
48,955,000	5.111% due 12/21/07 (a)(b)	48,817,654
26,050,000	4.739% due 2/1/08 (a)(b)	25,840,037
	Depfa Bank PLC:
50,000,000	5.178% due 1/16/08 (a)(b)	49,673,528
40,000,000	5.134% due 1/22/08 (a)(b)	39,707,356
25,000,000	5.048% due 1/28/08 (a)(b)	24,799,417
40,000,000	Dexia Delaware LLC, 5.126% due 2/27/08 (a)	39,505,244
	General Electric Capital Corp.:
40,000,000	5.299% due 12/11/07 (a)	39,942,889
25,000,000	5.323% due 2/15/08 (a)	24,729,778
50,000,000	Governor & Co. of Bank of Ireland, 4.998% due 1/23/08 (a)(b)	49,636,729
	ING U.S. Funding LLC:
40,000,000	5.128% due 1/11/08 (a)	39,769,489
50,000,000	5.054% due 1/18/08 (a)	49,667,333
12,459,000	4.788% due 2/27/08 (a)	12,315,555
	JPMorgan Chase:
25,000,000	5.116% due 1/22/08 (a)	24,818,361
25,000,000	5.106% due 2/22/08 (a)	24,711,806
26,875,000	Sanpaolo IMI U.S. Financial Co., 5.179% due 1/4/08 (a)	26,745,298
50,000,000	Scotiabanc Inc., 5.156% due 1/11/08 (a)(b)	49,710,153
27,200,000	Skandinaviska Enskilda Banken AG, 5.090% due 1/11/08 (a)(b)	27,044,182
39,400,000	Societe Generale N.A., 5.453% due 12/21/07 (a)	39,282,894
	Swedbank:
30,000,000	5.008% due 1/15/08 (a)	29,814,375
26,700,000	4.948% due 1/24/08 (a)	26,503,755
25,000,000	UBS Finance Delaware LLC, 5.435% due 3/6/08 (a)	24,647,333
40,000,000	Unicredito Italiano SpA NY, 5.178% due 12/20/07 (a)(b)	39,892,122

See Notes to Financial Statements.

8     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Commercial Paper — 28.1% (continued)
	Westpac Banking Corp.:
$50,000,000	5.131% due 12/27/07 (a)(b)	$49,817,097
15,000,000	5.263% due 1/11/08 (a)(b)	14,913,388
25,000,000	4.687% due 5/2/08 (a)(b)	24,513,375
	Total Commercial Paper	1,218,760,406
Corporate Bonds & Notes — 2.2%
20,000,000	Fortis Bank NY, 5.169% due 7/18/08 (b)(c)	19,991,667
50,000,000	General Electric Capital Corp., Notes, 5.290% due 1/3/08 (c)	50,003,949
25,000,000	Wachovia Bank NA/Charlotte NC, 5.200% due 10/3/08 (c)	24,992,209
	Total Corporate Bonds & Notes	94,987,825
Medium-Term Notes — 7.6%
50,000,000	Axon Financial Funding LLC, 4.642% due 4/15/08 (d)(e)(f)	49,998,137
50,000,000	Bear Stearns Cos. Inc., 4.580% due 1/9/08 (c)	50,000,000
50,000,000	Carrera Capital Finance LLC, 5.223% due 1/15/08 (b)(c)	49,999,962
50,000,000	Hudson-Thames LLC, Notes, 4.580% due 6/6/08 (b)(c)	49,997,432
	Orion Finance USA LLC:
40,000,000	4.643% due 1/16/08 (c)(d)(g)	39,999,748
35,000,000	5.005% due 2/27/08 (c)(d)(g)	34,999,583
25,000,000	Royal Bank of Scotland Group PLC, 4.620% due 6/6/08 (b)(c)	25,003,334
30,000,000	Whistlejacket Capital Ltd., 4.565% due 1/28/08 (b)(c)	29,998,741
	Total Medium-Term Notes	329,996,937
U.S. Government Agencies — 2.3%
	Federal Home Loan Bank (FHLB):
50,000,000	4.782% due 11/21/08 (c)	50,000,000
25,000,000	Bonds, 5.055% due 12/3/08 (c)	25,000,000
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 4.639% due 3/26/08 (c)	24,996,440
	Total U.S. Government Agencies	99,996,440
Repurchase Agreement — 5.1%
223,490,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 11/30/07,
	4.550% due 12/3/07; Proceeds at maturity — $223,574,740; (Fully collateralized
	by various U.S. government agency obligations, 0.000% to 7.530%
	due 1/18/08 to 4/7/23; Market value — $227,960,098)	223,490,000
	TOTAL INVESTMENTS — 101.0% (Cost — $4,377,962,617#)	4,377,962,617
	Liabilities in Excess of Other Assets — (1.0)%	(44,527,211)
	TOTAL NET ASSETS — 100.0%	$4,333,435,406

(a) Rate shown represents yield-to-maturity.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007. (d) Illiquid security.

(e) Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(f) On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

(g) Subsequent to the reporting period, on January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

#   Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     9

Schedules of Investments (November 30, 2007) (unaudited) (continued)
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.9%
U.S. Government Agencies — 80.6%
	Federal Farm Credit Bank (FFCB):
$50,000,000	4.450% due 4/17/08 (a)	$49,990,522
50,000,000	4.460% due 5/13/08 (a)	49,994,173
100,000,000	4.710% due 6/13/08 (a)	99,988,607
50,000,000	4.490% due 11/5/08 (a)	50,000,000
50,000,000	4.500% due 11/13/08 (a)	50,000,000
50,000,000	4.530% due 11/21/08 (a)	49,995,195
	Bonds:
30,000,000	4.480% due 1/24/08 (a)	29,999,138
25,000,000	4.556% due 6/18/08 (a)	24,998,645
50,000,000	4.460% due 1/23/09 (a)	49,997,505
30,000,000	5.558% due 3/6/09 (a)	29,997,138
25,000,000	4.460% due 5/15/09 (a)	24,996,368
	Series 1:
25,000,000	4.480% due 12/27/07 (a)	24,999,654
30,000,000	4.480% due 3/13/08 (a)	29,998,359
	Discount Notes:
81,000,000	4.311% due 12/26/07 (b)	80,758,687
71,000,000	4.542% - 4.607% due 12/28/07 (b)	70,758,562
40,000,000	4.336% due 1/10/08 (b)	39,808,445
25,000,000	4.317% due 1/11/08 (b)	24,877,854
25,000,000	4.327% due 2/19/08 (b)	24,762,222
25,000,000	5.015% due 2/28/08 (b)	24,697,771
6,239,000	5.004% due 3/4/08 (b)	6,159,485
25,000,000	4.640% due 3/18/08 (b)	24,658,750
10,000,000	5.095% due 7/22/08 (b)	9,684,750
	Federal Home Loan Bank (FHLB):
100,000,000	4.842% due 8/21/08 (a)	100,054,061
75,000,000	4.701% due 11/4/08 (a)	75,000,000
75,000,000	4.782% due 11/21/08 (a)	75,000,000
	Bonds:
20,000,000	5.093% due 1/10/08 (a)	19,999,212
25,000,000	4.480% due 2/14/08 (a)	24,999,578
35,000,000	4.498% due 3/14/08 (a)	34,994,464
50,000,000	5.428% due 3/20/08 (a)	49,994,834
35,000,000	4.767% due 2/11/09 (a)	35,000,000
50,000,000	4.829% due 2/18/09 (a)	50,000,000
25,000,000	Series 1, 5.069% due 4/2/08 (a)	24,996,366
15,000,000	Series 3, 4.480% due 1/10/08 (a)	15,000,000
40,000,000	Series 743, 4.933% due 10/24/08 (a)	39,987,940

See Notes to Financial Statements.

10     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
U.S. Government Agencies — 80.6% (continued)
	Discount Notes:
$50,000,000	4.337% due 2/8/08 (b)	$49,588,875
150,000,000	4.368% - 4.381% due 2/15/08 (b)	148,629,625
120,000,000	4.357% - 5.045% due 2/22/08 (b)	118,710,503
33,000,000	4.812% due 3/7/08 (b)	32,582,092
29,200,000	4.313% due 4/11/08 (b)	28,746,037
50,000,000	4.343% due 2/27/08 (b)	49,474,933
27,500,000	4.272% due 4/15/08 (b)	27,063,667
25,000,000	4.249% due 5/28/08 (b)	24,482,889
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
103,000,000	4.906% - 5.218% due 12/3/07 (b)	102,971,851
5,000,000	5.181% due 12/7/07 (b)	4,995,833
65,000,000	4.716% - 5.249% due 12/10/07 (b)	64,922,322
10,000,000	5.230% due 12/14/07 (b)	9,981,764
49,000,000	4.601% - 4.602% due 12/24/07 (b)	48,857,560
15,000,000	5.273% due 12/28/07 (b)	14,943,525
90,000,000	4.347% - 5.202% due 12/31/07 (b)	89,650,000
59,766,000	4.716% - 5.278% due 1/7/08 (b)	59,471,877
50,000,000	5.038% due 2/4/08 (b)	49,555,833
35,751,000	4.384% due 2/11/08 (b)	35,440,681
50,000,000	5.001% due 2/19/08 (b)	49,457,778
25,000,000	5.045% due 2/25/08 (b)	24,706,167
19,000,000	5.018% - 5.200% due 3/3/08 (b)	18,757,412
12,038,000	4.544% due 3/10/08 (b)	11,889,197
100,000,000	4.288% due 3/31/08 (b)	98,581,611
20,000,000	4.300% due 4/11/08 (b)	19,690,167
26,425,000	4.658% due 4/18/08 (b)	25,960,764
50,000,000	4.318% due 4/21/08 (b)	49,163,778
72,463,000	4.254% - 4.274% due 4/25/08 (b)	71,232,769
44,000,000	4.274% due 5/5/08 (b)	43,201,107
50,000,000	4.210% - 4.274% due 5/12/08 (b)	49,060,033
25,000,000	4.231% due 6/11/08 (b)	24,446,465
	Series RB:
25,000,000	5.199% due 12/6/07 (b)	24,982,483
3,500,000	5.247% due 3/20/08 (b)	3,446,207
5,000,000	5.238% due 5/27/08 (b)	4,877,007
	Notes:
25,000,000	4.639% due 3/26/08 (a)	24,996,441
10,000,000	4.250% due 6/23/08	9,942,771
50,000,000	5.071% due 9/30/08 (a)	49,973,421
	Federal National Mortgage Association (FNMA):
6,298,000	Bonds, 3.875% due 2/1/08	6,282,191
	Discount Notes:
17,714,000	4.907% due 12/5/07 (b)	17,704,454
30,000,000	5.014% - 5.234% due 12/17/07 (b)	29,933,800

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     11

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
U.S. Government Agencies — 80.6% (continued)
$28,000,000	4.599% due 12/19/07 (b)	$27,936,300
25,000,000	5.218% due 12/26/07 (b)	24,911,632
49,912,000	4.594% - 5.271% due 12/28/07 (b)	49,736,577
50,000,000	4.929% due 1/4/08 (b)	49,771,444
45,350,000	5.230% due 1/9/08 (b)	45,099,441
25,000,000	4.705% due 1/16/08 (b)	24,851,458
55,600,000	4.938% - 5.216% due 1/18/08 (b)	55,233,221
30,000,000	5.034% due 1/30/08 (b)	29,754,000
7,001,000	5.209% due 2/1/08 (b)	6,940,472
64,394,000	4.336% due 2/6/08 (b)	63,879,868
40,000,000	4.359% due 2/20/08 (b)	39,611,650
50,000,000	5.024% due 2/27/08 (b)	49,401,111
6,150,000	5.251% - 5.299% due 2/28/08 (b)	6,073,169
35,405,000	4.298% due 3/21/08 (b)	34,942,139
50,000,000	4.579% due 3/26/08 (b)	49,278,222
32,660,000	4.532% due 3/27/08 (b)	32,189,778
205,619,000	4.337% - 4.409% due 3/28/08 (b)	202,739,845
25,000,000	4.331% due 5/7/08 (b)	24,534,887
83,050,000	4.245% - 4.262% due 5/21/08 (b)	81,397,291
10,000,000	5.278% - 5.323% due 5/30/08 (b)	9,746,726
	Total U.S. Government Agencies	3,942,533,406
Repurchase Agreement — 19.3%
943,188,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 11/30/07,
	4.550% due 12/3/07; Proceeds at maturity — $943,545,625 (Fully collateralized
	by various U.S. government agency obligations, 0.000% to 7.500%
	due 2/27/08 to 7/15/32; Market value — $962,052,152)	943,188,000
	TOTAL INVESTMENTS — 99.9% (Cost — $4,885,721,406#)	4,885,721,406
	Other Assets in Excess of Liabilities — 0.1%	5,405,146
	TOTAL NET ASSETS — 100.0%	$4,891,126,552

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 97.4%
Alabama — 1.8%
$54,700,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	3.630%, 12/3/07 (a)	$54,700,000
Alaska — 1.1%
33,230,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local, 3.540%, 12/6/07 (a)	33,230,000
Arizona — 1.0%
14,000,000	Glendale, AZ, IDA, LOC-Wells Fargo, 3.400% due 2/12/08	14,000,000
9,840,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	3.620%, 12/5/07 (a)	9,840,000
7,960,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank
	Hessen-Thuringen, 3.600%, 12/6/07 (a)	7,960,000
	Total Arizona	31,800,000
Arkansas — 0.1%
3,250,000	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.660%, 12/6/07 (a)	3,250,000
Colorado — 3.5%
3,600,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.650%, 12/6/07 (a)	3,600,000
5,825,000	Colorado Educational & Cultural Facilities Authority, Akiba Academy of Dallas,
	LOC-Bank of America, 3.600%, 12/3/07 (a)	5,825,000
	Colorado Educational & Cultural Facilities Authority Revenue:
5,380,000	Cole Valley Christian Schools, LOC-U.S. Bank NA, 3.600%, 12/6/07 (a)	5,380,000
4,735,000	First Academy Inc. Project, LOC-Fifth Third Bank, 3.600%, 12/6/07 (a)	4,735,000
10,500,000	LOC-Wachovia Bank, 3.640%, 12/6/07 (a)	10,500,000
	National Jewish Federation Bond Program, LOC-Bank of America:
3,000,000	3.600%, 12/3/07 (a)	3,000,000
2,265,000	3.600%, 12/3/07 (a)	2,265,000
2,200,000	National Jewish Foundation Building, LOC-Bank of America, 3.600%, 12/3/07 (a)	2,200,000
10,000,000	Norwest University Project, LOC-Bank of America, 3.610%, 12/6/07 (a)	10,000,000
2,800,000	Colorado Health Facilities Authority Revenue, SPA-Landesbank
	Hessen-Thuringen, 3.570%, 12/5/07 (a)	2,800,000
31,800,000	Colorado Housing & Finance Authority, SPA-Lloyds TSB Bank PLC,
	3.620%, 12/5/07 (a)	31,800,000
70,000	Eagle Garfield & Routt Counties, CO, School District No. RE 50J, GO, FSA,
	LIQ-Morgan Stanley, 3.680%, 12/6/07 (a)(b)	70,000
8,000,000	Fiddlers Business Improvement District, CO, Greenwood Village GO, Capital
	Improvement, Subordinated Lien, LOC-KeyBank NA, 3.610%, 12/6/07 (a)	8,000,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 3.700% due 3/1/08 (c)	1,080,000
	Regional Transportation District, CO, LOC-Westdeutsche Landesbank:
9,000,000	3.400% due 2/4/08	9,000,000
6,100,000	3.350% due 3/11/08	6,100,000
2,200,000	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa,
	3.630%, 12/6/07 (a)	2,200,000
	Total Colorado	108,555,000
Connecticut — 0.3%
8,000,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	8,039,020

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     13

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Delaware — 1.5%
$21,830,000	Delaware County, OH, Health Care Facilities Revenue, Willow Brook Christian,
	LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	$21,830,000
15,100,000	Delaware State EDA Revenue, Hospital Billing, AMBAC, SPA-JPMorgan Chase,
	3.540%, 12/5/07 (a)	15,100,000
3,695,000	Kent County, DE, Delaware State University Student Housing, LOC-Wachovia
	Bank NA, 3.610%, 12/6/07 (a)	3,695,000
4,445,000	Wilmington, DE, GO, FGIC, SPA-Bank of America, 3.630%, 12/6/07 (a)	4,445,000
	Total Delaware	45,070,000
District of Columbia — 2.2%
	District of Columbia Revenue:
12,000,000	American College of Cardiology, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	12,000,000
2,380,000	American Psychological Association, LOC-Bank of America, 3.610%, 12/6/07 (a)	2,380,000
8,000,000	American Sociological Association, LOC-PNC Bank N.A., 3.610%, 12/6/07 (a)	8,000,000
2,595,000	George Washington University, MBIA, SPA-Bank of America, 3.620%, 12/5/07 (a)	2,595,000
14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 3.640%, 12/6/07 (a)	14,000,000
10,000,000	Population Services International, LOC-Suntrust Bank, 3.600%, 12/5/07 (a)	10,000,000
11,900,000	Sidwell Friends School, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	11,900,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 3.610%, 12/6/07 (a)	7,685,000
	Total District of Columbia	68,560,000
Florida — 4.6%
1,500,000	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital,
	LOC-SunTrust Bank, 3.600%, 12/3/07 (a)	1,500,000
8,385,000	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc.,
	LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	8,385,000
7,000,000	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System,
	LOC-SunTrust Bank, 3.560%, 12/6/07 (a)	7,000,000
	Hillsborough County, FL:
3,200,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.650%, 12/5/07 (a)	3,200,000
7,100,000	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America,
	3.610%, 12/6/07 (a)	7,100,000
2,700,000	Jacksonville, FL, Health Facilities Authority, LOC-Bank of America, 3.600%, 12/3/07 (a)	2,700,000
2,520,000	Jacksonville, FL, Econonomic Development Commission Revenue, The YMCA of
	Florida’s First Coast Project, LOC-Bank of America, 3.590%, 12/6/07 (a)	2,520,000
14,670,000	Jacksonville, FL, TECP, 3.530% due 12/4/07	14,670,000
2,520,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank,
	3.600%, 12/5/07 (a)	2,520,000
8,405,000	Martin County, FL, Health Facilities Authority, Hospital Revenue, Refunding,
	Martin Memorial Medical Center, LOC-Wachovia Bank NA, 3.590%, 12/6/07 (a)	8,405,000
3,445,000	Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America,
	3.610%, 12/6/07 (a)	3,445,000
6,900,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	6,900,000
	Orange County, FL:
1,900,000	Health Facilities Authority Revenue, Hospitals, Orlando Regional Healthcare, FSA,
	SPA-Dexia Credit Local, 3.660%, 12/3/07 (a)	1,900,000
3,850,000	IDR, Central Florida YMCA Project, LOC-Bank of America, 3.610%, 12/6/07 (a)	3,850,000
4,660,000	YMCA Suncoast Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	4,660,000

See Notes to Financial Statements.

14     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Florida — 4.6% (continued)
	Health Facilities Authority Revenue:
$9,095,000	Adventist Long Term Care, LOC-SunTrust Bank, 3.590%, 12/6/07 (a)	$9,095,000
2,675,000	LOC-SunTrust Bank, 3.590%, 12/5/07 (a)(b)	2,675,000
3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)(b)	3,900,000
11,300,000	Orlando & Orange County, FL, Expressway Authority, FSA, SPA-Dexia Credit Local,
	3.550%, 12/6/07 (a)	11,300,000
10,000,000	Pinellas County, FL, EFA Revenue, Refunding, Barry University Project, LOC-Bank
	of America, 3.590%, 12/6/07 (a)(b)	10,000,000
6,825,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust Bank,
	3.600%, 12/5/07 (a)	6,825,000
20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences
	Campus, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	20,000,000
	Total Florida	142,550,000
Georgia — 5.9%
17,800,000	Atlanta, GA, Airport Revenue, Refunding, MBIA, SPA-Landesbank Hessen-Thuringen,
	3.620%, 12/6/07 (a)	17,800,000
11,200,000	Atlanta, GA, Water and Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	3.650%, 12/3/07 (a)	11,200,000
	Bibb County, GA:
1,915,000	Baptist Village Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	1,915,000
	Development Authority:
1,900,000	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank,
	3.660%, 12/6/07 (a)	1,900,000
4,100,000	Stratford Academy Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	4,100,000
	Clayton County, GA:
9,785,000	Development Authority Revenue, DACC Public Purpose Corp. II Project,
	LOC-Dexia Credit Local, 3.630%, 12/6/07 (a)	9,785,000
12,385,000	Hospital Authority Revenue, Southern Regional Medical Center Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	12,385,000
2,945,000	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal School,
	LOC-SunTrust Bank, 3.650%, 12/6/07 (a)	2,945,000
	Fulton County, GA, Development Authority Revenue:
7,000,000	Schenck School Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,000,000
17,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	17,500,000
2,483,000	Georgia State, Finance & Investment Commission, GO, SPA-Dexia Credit Local,
	3.590%, 12/6/07 (a)	2,483,000
11,800,000	Gwinnett County, GA, Development Authority, Wesleyan School Inc. Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	11,800,000
	Macon-Bibb County, GA:
10,400,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank,
	3.600%, 12/5/07 (a)	10,400,000
3,000,000	Hospital Authority Revenue, Anticipation Certificates, Medical Center Central
	Georgia, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	3,000,000
1,675,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank,
	3.660%, 12/6/07 (a)	1,675,000
13,000,000	Urban Development Authority Revenue, Bibb County Law Enforcement,
	LIQ-Wachovia Bank NA, 3.590%, 12/6/07 (a)	13,000,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     15

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Georgia — 5.9% (continued)
$6,400,000	Municipal Electric Authority of Georgia,, MBIA, LOC-Bayerische Landesbank,
	Wachovia Bank, Westdeutsche Landesbank, 3.600%, 12/5/07 (a)	$6,400,000
13,461,000	Municipal Electric Authority, GA, 3.460% due 12/7/07	13,461,000
2,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	2,500,000
9,900,000	Richmond County Hospital Authority, University Health Services Inc. Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	9,900,000
2,645,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 3.590%, 12/5/07 (a)	2,645,000
	Savannah, GA, Economic Development Authority Revenue:
5,200,000	Savannah Country Day School, LOC-Branch Banking & Trust, 3.630%, 12/6/07 (a)	5,200,000
8,000,000	Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	8,000,000
7,800,000	Ware County, GA, Hospital Authority, Revenue Anticipation Certificates,
	Baptist Village Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,800,000
	Total Georgia	184,794,000
Idaho — 0.5%
15,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	15,064,474
Illinois — 6.5%
	Chicago, IL:
	GO:
18,600,000	FGIC, SPA-Landesbank Baden-Wurttemberg, 3.600%, 12/6/07 (a)	18,600,000
5,450,000	Neighborhoods Alive Project, MBIA, SPA-Lloyds Bank PLC, 3.560%, 12/6/07 (a)	5,450,000
5,250,000	O’Hare International Airport Revenue, Refunding Bonds, Third Lien, MBIA,
	5.000% due 1/1/08	5,255,939
	Board of Education, GO:
30,000	FSA, LIQ-Morgan Stanley, 3.680%, 12/6/07 (a)(b)	30,000
18,380,000	FSA, SPA-Depfa Bank Europe, 3.610%, 12/6/07 (a)	18,380,000
4,000,000	Cook County, IL, Catholic Theological University Project, LOC-Harris Bank,
	3.600%, 12/5/07 (a)	4,000,000
3,000,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project,
	LOC-Fifth Third Bank, 3.640%, 12/6/07 (a)	3,000,000
4,400,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase, 3.630%, 12/5/07 (a)	4,400,000
10,000,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
	LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank One N.A.,
	3.570%, 12/5/07 (a)	10,000,000
	Illinois DFA:
4,500,000	Glenwood School for Boys, LOC-Harris Bank, 3.630%, 12/5/07 (a)	4,500,000
7,425,000	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.630%, 12/5/07 (a)	7,425,000
	Illinois Finance Authority Revenue:
8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A., 3.620%, 12/6/07 (a)	8,500,000
7,500,000	Dominican University, LOC-JPMorgan Chase, 3.600%, 12/5/07 (a)	7,500,000
2,300,000	GO, Latin School Project, LOC-JPMorgan Chase, 3.600%, 12/6/07 (a)	2,300,000
7,120,000	LOC-Wachovia Bank N.A., 3.660%, 12/3/07 (a)	7,120,000
4,050,000	Planned Parenthood Project, LOC-Charter One Bank NA, 3.620%, 12/6/07 (a)	4,050,000
18,950,000	Refunding, Rush University Medical Center, MBIA, SPA-JPMorgan Chase Bank,
	3.650%, 12/5/07 (a)	18,950,000
13,200,000	The Clare at Water Project, LOC-LaSalle Bank, 3.600%, 12/6/07 (a)	13,200,000

See Notes to Financial Statements.

16     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Illinois — 6.5% (continued)
	Illinois Health Facilities Authority:
$6,500,000	Blessing Hospital, SPA-JPMorgan Chase Bank, FSA, 3.590%, 12/6/07 (a)	$6,500,000
3,500,000	University Chicago Hospitals, MBIA, SPA-JPMorgan Chase, 3.600%, 12/3/07 (a)	3,500,000
	Illinois Health Facilities Authority Revenue:
13,500,000	Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank,
	3.670%, 12/6/07 (a)	13,500,000
9,700,000	Revolving Fund Pooled, LOC-JPMorgan Chase, 3.600%, 12/5/07 (a)	9,700,000
	Lombard, IL:
6,482,000	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	6,482,000
9,300,000	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase,
	3.630%, 12/6/07 (a)	9,300,000
9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education,
	LOC-LaSalle Bank N.A., 3.640%, 12/6/07 (a)	9,500,000
	Total Illinois	201,142,939
Indiana — 3.2%
4,000,000	Crawfordsville, IN, IDR, National Service Industries Inc. Project,
	LOC-Wachovia Bank, 3.660%, 12/6/07 (a)	4,000,000
30,350,000	Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank,
	3.600%, 12/6/07 (a)	30,350,000
23,595,000	Indiana Health & Educational Facilities Financing Authority, Revenue, Educational
	Facilities, University of Evansville, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	23,595,000
	Indiana Health Facilities Financing Authority:
7,690,000	Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank,
	3.600%, 12/7/07 (a)	7,690,000
8,800,000	Revenue, Community Health Network Project, Series C, LOC-Fifth Third Bank,
	3.600%, 12/7/07 (a)	8,800,000
10,485,000	Indianapolis, IN, Refunding, Waterworks Project, MBIA, SPA-Depfa Bank PLC,
	3.610%, 12/6/07 (a)	10,485,000
15,000,000	St Joseph County, IN, EFA Revenue, University of Notre Dame, Du Lac Project,
	3.500%, 12/6/07 (a)	15,000,000
	Total Indiana	99,920,000
Iowa — 0.6%
2,000,000	Iowa Finance Authority, MFH, Cedarwood Hills Project, LIQ-FHLMC,
	3.690%, 12/6/07 (a)	2,000,000
5,500,000	Iowa Higher Education Loan Authority Revenue, MBIA, LIQ-JPMorgan Chase,
	3.630%, 12/5/07 (a)	5,500,000
10,000,000	Iowa State, Tax and Revenue Anticipation Notes, 4.000% due 6/30/08	10,042,100
	Total Iowa	17,542,100
Kansas — 1.2%
17,225,000	Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit
	Local & Westdeutsche Landesbank, 3.600%, 12/6/07 (a)	17,225,000
1,200,000	Kansas State Department of Transportation, Highway Revenue, LIQ-Pooled Money
	Investment Board, 3.630%, 12/3/07 (a)	1,200,000
20,140,000	Wichita, KS, GO, 4.500% due 2/7/08	20,169,347
	Total Kansas	38,594,347

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     17

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Kentucky — 1.2%
$1,500,000	Berea, KY, Educational Facilities Revenue, 3.650%, 12/3/07 (a)	$1,500,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	3.640%, 12/5/07 (a)	8,000,000
9,540,000	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist
	Hospital Inc., LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	9,540,000
9,955,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 3.620%, 12/7/07 (a)	9,955,000
9,030,000	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement
	Cumberland Project, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	9,030,000
	Total Kentucky	38,025,000
Louisiana — 1.0%
22,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Go to the Show Project, LOC-ABN AMRO Bank, 3.620%, 12/5/07 (a)	22,000,000
10,000,000	Louisiana Public Facilities Authority Revenue, Various International Matex Tank
	Terminals, LOC-Suntrust Bank, 3.600%, 12/5/07 (a)	10,000,000
	Total Louisiana	32,000,000
Maryland — 4.3%
50,000,000	Howard County, MD, 3.400% due 3/3/08	50,000,000
25,000,000	Maryland Health & Higher EFA Revenue, University of Maryland Medical System,
	LOC-Wachovia Bank N.A., 3.560%, 12/6/07 (a)	25,000,000
3,500,000	Maryland Industrial Development Financing Authority, LOC-BB&T Corp.,
	3.630%, 12/6/07 (a)	3,500,000
	Maryland State Health & Higher EFA Revenue:
20,881,000	Johns Hopkins University Revenue, TECP, 3.500% due 12/10/07	20,881,000
7,000,000	Mercy Medical Center, LOC-Wachovia Bank NA, 3.580%, 12/6/07 (a)	7,000,000
2,320,000	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank,
	3.600%, 12/5/07 (a)	2,320,000
5,270,000	Maryland State Transportation Authority Grant & Revenue Anticipation, Refunding,
	4.500% due 3/1/08	5,280,941
	Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
6,100,000	3.610%, 12/5/07 (a)	6,100,000
15,000,000	3.650%, 12/5/07 (a)	15,000,000
	Total Maryland	135,081,941
Massachusetts — 3.2%
30,000,000	Commonwealth of Massachusetts, GO, Refunding, LIQ-Landesbank
	Hessen-Thuringen, 3.570%, 12/6/07 (a)	30,000,000
23,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia,
	3.550% due 2/6/08	23,000,000
	Massachusetts State DFA Revenue:
2,800,000	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.610%, 12/6/07 (a)	2,800,000
5,170,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.660%, 12/6/07 (a)	5,170,000
13,000,000	Massachusetts State Health & Higher EFA Revenue, Harvard University,
	3.400% due 3/12/08	13,000,000
20,000,000	Massachusetts State HEFA Revenue, Suffolk University, 3.660%, 12/6/07 (a)	20,000,000
6,300,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 3.580%, 12/5/07 (a)	6,300,000
	Total Massachusetts	100,270,000

See Notes to Financial Statements.

18     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Michigan — 2.4%
$11,800,000	Detroit, MI, Downtown Development Authority, Millender Center Project,
	LOC-HSBC, 3.800%, 12/6/07 (a)	$11,800,000
10,800,000	Fremont, MI, Hospital Finance Authority, Revenue, Ltd. Obligation-Gerber
	Memorial Health, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	10,800,000
4,490,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen,
	3.600%, 12/6/07 (a)	4,490,000
3,540,000	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue,
	Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	3,540,000
	University of Michigan:
13,400,000	Hospital, 3.499 - 3.599%, 12/6/07 (a)	13,400,000
30,000,000	Revenue, Hospital, 3.620%, 12/6/07 (a)	30,000,000
	Total Michigan	74,030,000
Minnesota — 0.7%
16,800,000	Minneapolis & St. Paul, MN, Housing Redevelopment Authority Health Care System,
	Allina Health Systems, SPA-Bank of New York, MBIA, 3.650%, 12/3/07 (a)	16,800,000
5,000,000	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, 3.620% due 12/6/07	5,000,000
	Total Minnesota	21,800,000
Mississippi — 0.3%
10,000,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources
	Mississippi LLC Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	10,000,000
Missouri — 1.8%
6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project,
	LOC-LaSalle Bank, 3.630%, 12/6/07 (a)	6,500,000
15,000,000	Curators of the University of Missouri, Capital Projects Notes, 4.500% due 6/30/08	15,067,182
	Missouri State HEFA Revenue:
915,000	Assemblies of God College, LOC-Bank of America, 3.590%, 12/6/07 (a)	915,000
4,310,000	BJC Health Systems, SPA-Bank of Nova Scotia & JP Morgan Chase Bank,
	3.600%, 12/3/07 (a)	4,310,000
7,675,000	Washington University, SPA-Dexia Credit Local, 3.600%, 12/3/07 (a)	7,675,000
12,800,000	St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank
	of America NA, 3.590%, 12/6/07 (a)	12,800,000
	St. Louis, MO:
8,000,000	General Funding Revenue, TRAN, 4.500% due 6/30/08	8,033,500
1,665,000	Municipal Finance Corp. Sales Tax Leasehold Revenue, AMBAC, 4.500% due 2/15/08	1,667,502
	Total Missouri	56,968,184
New Hampshire — 0.6%
	New Hampshire HEFA Revenue:
15,875,000	Frisbie Memorial Hospital, LOC-Bank of America, 3.620%, 12/6/07 (a)	15,875,000
3,395,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.600%, 12/6/07 (a)	3,395,000
	Total New Hampshire	19,270,000
New Jersey — 1.4%
13,000,000	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA,
	SPA-Westdeutsche Landesbank, 3.620%, 12/5/07 (a)	13,000,000
30,000,000	State of New Jersey, TRAN, 4.500% due 6/24/08	30,147,236
	Total New Jersey	43,147,236

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     19

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
New Mexico — 0.8%
$17,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	$17,073,961
7,625,000	University of New Mexico, University Revenues, SPA-Westdeutsche Landesbank,
	3.600%, 12/5/07 (a)	7,625,000
	Total New Mexico	24,698,961
New York — 2.2%
20,000,000	Metropolitan Transportation Authority, LOC-ABN Amro Bank, 3.330% due 3/4/08	20,000,000
	New York Economic Development:
4,000,000	3.540% due 12/3/07	4,000,000
12,000,000	3.480% due 2/6/08	12,000,000
16,475,000	New York State Power Authority, TECP, LIQ-Bank of New York, Bank of Nova Scotia,
	Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-
	Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank,
	3.780% due 12/3/07	16,475,000
15,000,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, SPA-ABN
	AMRO Bank N.V., 3.530%, 12/6/07 (a)	15,000,000
	Total New York	67,475,000
North Carolina — 2.2%
4,560,000	Buncombe County, NC, GO, SPA-Wachovia Bank, 3.600%, 12/6/07 (a)	4,560,000
3,805,000	Charlotte, NC, COP, Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.,
	3.590%, 12/6/07 (a)	3,805,000
2,700,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, FSA,
	SPA-Dexia Credit Local, 3.550%, 12/6/07 (a)	2,700,000
5,560,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority,
	3.580%, 12/6/07 (a)	5,560,000
4,080,000	Guilford County, NC, GO, SPA-Wachovia Bank, 3.590%, 12/6/07 (a)	4,080,000
	North Carolina Capital Facilities Finance Agency:
3,300,000	Educational Facilities Revenue, Mars Hill College, LOC-Wachovia Bank N.A.,
	3.610%, 12/6/07 (a)	3,300,000
6,260,000	Lees-McRae College, LOC-BB&T Corp., 3.660%, 12/6/07 (a)	6,260,000
	North Carolina Educational Facilities Finance Agency Revenue:
3,810,000	Cape Fear Academy, LOC-Wachovia Bank, 3.660%, 12/6/07 (a)	3,810,000
6,065,000	Providence Day School, LOC-Bank of America, 3.590%, 12/6/07 (a)	6,065,000
	North Carolina Medical Care Commission:
2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.630%, 12/6/07 (a)	2,500,000
3,510,000	St. Josephs Health System Inc., SPA-BB&T Corp, 3.640%, 12/6/07 (a)	3,510,000
12,460,000	Hospital Revenue, Baptist Hospitals Project, SPA-Wachovia Bank,
	3.560%, 12/5/07 (a)	12,460,000
3,655,000	North Carolina State, GO, Refunding, LOC-Landesbank Baden-Wurttemberg,
	3.550%, 12/5/07 (a)	3,655,000
7,240,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, SPA-Dexia
	Credit Local, 3.600%, 12/5/07 (a)	7,240,000
	Total North Carolina	69,505,000

See Notes to Financial Statements.

20     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Ohio — 4.3%
$4,105,000	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care
	Facilities Sumner Project, LOC-KBC Bank N.V., 3.640%, 12/6/07 (a)	$4,105,000
6,890,000	Cincinnati, OH, Development Authority Revenue, National Underground Railroad
	Museum, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.600%, 12/5/07 (a)	6,890,000
10,500,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial,
	LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	10,500,000
16,000,000	Dayton-Montgomery County, OH, Port Authority Development Revenue,
	Caresource Project, LOC-Fifth Third Bank, 3.600%, 12/7/07 (a)	16,000,000
25,000	Franklin County, OH, Convention Facilities Authority, PT-3024, AMBAC,
	SPA-Merrill Lynch Capital Services Inc., 3.680%, 12/6/07 (a)(b)	25,000
28,400,000	Geauga County, OH, Revenue, South Franklin Circle Project A, LOC-Keybank N.A.,
	3.680%, 12/3/07 (a)	28,400,000
11,945,000	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc.,
	LOC-Keybank N.A., 3.610%, 12/6/07 (a)(b)	11,945,000
7,200,000	Montgomery County, OH, Revenue, Catholic Health Initiatives,, 3.600%, 12/5/07 (a)	7,200,000
12,000,000	Ohio State Air Quality Development Authority, PCR, FirstEnergy,
	LOC- Barclays Bank PLC, 3.640%, 12/5/07 (a)	12,000,000
	Ohio State Higher Educational Facilities Revenue:
5,455,000	Ashland University Project, LOC-Key Bank, 3.630%, 12/6/07 (a)	5,455,000
2,730,000	Pooled Financing Program, LOC-Fifth Third Bank, 3.600%, 12/6/07 (a)	2,730,000
7,000,000	Ohio State Major New State Infrastructure Project Revenue, 4.250% due 6/15/08	7,033,536
20,250,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue,
	Refunding, Firstenergy Project, LOC-Barclays Bank PLC, 3.600%, 12/5/07 (a)	20,250,000
35,000	Puttable Floating Option Tax-Exempt Receipts, Hamilton County, Ohio, AMBAC,
	LIQ-Merrill Lynch, 3.680%, 12/6/07 (a)(b)	35,000
1,400,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem Community,
	LOC-JPMorgan Chase, 3.570%, 12/6/07 (a)	1,400,000
	Total Ohio	133,968,536
Oklahoma — 0.5%
16,000,000	Oklahoma Development Finance Authority Revenue, Inverness Village Project,
	LOC-KBC Bank, 3.620%, 12/6/07 (a)	16,000,000
Oregon — 1.1%
11,440,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
	LOC-KBC Bank, 3.600%, 12/3/07 (a)	11,440,000
5,000,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	5,014,502
2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank,
	3.640%, 12/6/07 (a)	2,900,000
14,835,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project,
	LOC-Bank of America, 3.640%, 12/6/07 (a)	14,835,000
	Total Oregon	34,189,502

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     21

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Pennsylvania — 9.4%
$8,000,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 3.630%, 12/6/07 (a)	$8,000,000
	Allegheny County, PA:
27,560,000	GO, LOC-JPMorgan Chase, 3.600%, 12/6/07 (a)	27,560,000
3,560,000	Higher Education Building Authority University Revenue, Carnegie Mellon
	University, SPA-Landesbank Hessen-Thuringen, 3.580%, 12/3/07 (a)	3,560,000
24,500,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC,
	3.600%, 12/5/07 (a)	24,500,000
8,955,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 3.610%, 12/6/07 (a)	8,955,000
25,000,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
	Obligated Group, LOC-KBC Bank N.V., 3.610%, 12/6/07 (a)	25,000,000
5,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System, LOC-PNC
	Bank N.A., 3.600%, 12/6/07 (a)	5,000,000
4,000,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit
	Local, 3.600%, 12/6/07 (a)	4,000,000
4,200,000	Lancaster County, PA, Convention Center Authority, LOC-Wachovia Bank N.A.,
	3.620%, 12/6/07 (a)	4,200,000
17,465,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.,
	3.600%, 12/6/07 (a)	17,465,000
6,380,000	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC,
	SPA-Wachovia Bank, 3.650%, 12/6/07 (a)	6,380,000
7,860,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of Canada,
	3.600%, 12/6/07 (a)	7,860,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	3.650%, 12/6/07 (a)	4,000,000
11,900,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 3.600%, 12/6/07 (a)	11,900,000
925,000	Northampton County General Purpose Authority, LOC-JPMorgan Chase,
	3.580%, 12/6/07 (a)	925,000
6,300,000	Pennsylvania State Turnpike Commission, Revenue, SPA-Dexia Credit Local,
	3.560%, 12/6/07 (a)	6,300,000
	Philadelphia, PA:
6,100,000	Gas Works Revenue, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank,
	3.560%, 12/6/07 (a)	6,100,000
20,000,000	School District, TRAN, LOC-Bank of America N.A., 4.500% due 6/27/08	20,086,177
6,105,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	3.600%, 12/6/07 (a)	6,105,000
35,000,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 3.610%, 12/6/07 (a)	35,000,000
8,000,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,
	SPA-PNC Bank, 3.600%, 12/6/07 (a)	8,000,000
9,200,000	University of Pittsburgh, PA, Various Refunding University Capital Project,
	SPA-Fortis Bank & Banco Bilbao Vizcaya, 3.620%, 12/6/07 (a)	9,200,000
	West Cornwall Township Municipal Authority, PA:
34,530,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local,
	3.610%, 12/6/07 (a)	34,530,000
9,035,000	General Government Loan Program, FSA, SPA-Dexia Credit Local,
	3.610%, 12/6/07 (a)	9,035,000
	Total Pennsylvania	293,661,177

See Notes to Financial Statements.

22     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
South Carolina — 0.8%
$6,800,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement,
	SPA-Wachovia Bank, 3.590%, 12/6/07 (a)	$6,800,000
500,000	Piedmont Municipal Power Agency, FGIC, SPA-Dexia Credit Local,
	3.620%, 12/5/07 (a)	500,000
	South Carolina Jobs, EDA:
4,300,000	EDR, John Ancrum SPCA Project, LOC-Bank of America, 3.590%, 12/6/07 (a)	4,300,000
4,500,000	EDR, Southside Christian School, LOC-SunTrust Bank, 3.650%, 12/5/07 (a)	4,500,000
2,100,000	Family YMCA Florence Project, LOC-Wachovia Bank, 3.660%, 12/6/07 (a)	2,100,000
7,000,000	South Carolina, EFA, Private Non-Profit Institutions, Presbyterian College Project,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,000,000
	Total South Carolina	25,200,000
Tennessee — 3.7%
3,200,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennesse
	Municipal Bond Fund, LOC-Bank of America NA, 3.620%, 12/3/07 (a)	3,200,000
3,400,000	Hendersonville, TN, IDB, Educational Facilities Revenue, Pope John Paul II High
	School, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	3,400,000
7,500,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue,
	Webb School of Knoxville Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,500,000
15,000,000	Memphis-Shelby County, TN, Sports Authority Inc. Revenue, Refunding, Memphis
	Arena Project, MBIA, SPA-Dexia Credit Local, 3.610%, 12/6/07 (a)	15,000,000
	Metropolitan Government Nashville & Davidson County, TN:
6,000,000	3.450% due 12/6/07	6,000,000
25,000,000	3.550% due 1/2/08	25,000,000
7,200,000	IDB, David Lipscomb University Project, LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	7,200,000
5,795,000	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County
	Loan Pool, LOC-Bank of America, 3.590%, 12/6/07 (a)	5,795,000
	Sevier County, TN, Public Building Authority, Local Government Public Improvement:
2,700,000	AMBAC, LIQ-KBC Bank, 3.630%, 12/6/07 (a)	2,700,000
9,100,000	AMBAC, LIQ-Credit Suisse, 3.630%, 12/6/07 (a)	9,100,000
5,400,000	AMBAC, LIQ-KBC Bank, 3.630%, 12/6/07 (a)	5,400,000
6,975,000	AMBAC, SPA-Kredietbank NV, 3.630%, 12/6/07 (a)	6,975,000
9,245,000	AMBAC, SPA-Landesbank Hessen-Thuringen, 3.630%, 12/6/07 (a)	9,245,000
9,945,000	Shelby County, TN, Health Educational & Housing Facilities Board, MFH, Kirby Parkway,
	LIQ-FHLMC, 3.590%, 12/6/07 (a)	9,945,000
	Total Tennessee	116,460,000
Texas — 13.0%
	Austin, TX:
30,098,000	3.540% due 12/3/07	30,098,000
16,057,000	3.600% due 12/4/07	16,057,000
	Utilities System Revenue:
12,595,000	3.720% due 12/4/07	12,595,000
4,340,000	3.730% due 12/4/07	4,340,000
	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
	Memorial Hospital:
1,400,000	HFA, MBIA, SPA-Westdeutsche Landesbank, 3.600%, 12/3/07 (a)	1,400,000
5,540,000	MBIA, SPA-JPMorgan Chase, 3.600%, 12/3/07 (a)	5,540,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     23

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Texas — 13.0% (continued)
$13,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.600%, 12/6/07 (a)	$13,900,000
5,000,000	City of Garland, TX, GO, TECP, LIN-Depfa Bank Europe, 3.500% due 2/4/08	5,000,000
	Dallas, TX:
	Area Rapid Transit:
15,000,000	LOC-West LB, Bayer LB, State Street Bank, Landesbank Baden-Wurttem,
	3.450% due 3/6/08	15,000,000
10,000	AMBAC, LIQ-Morgan Stanley, 3.680%, 12/6/07 (a)(b)	10,000
2,240,000	GO, Refunding, 5.000% due 2/15/08	2,246,253
10,000,000	Water & Sewer, TECP, LOC-Bank of America, 3.460% due 1/7/08	10,000,000
	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	Environmental Protection Revenue, 3.700% due 3/1/08 (c)	7,000,000
3,280,000	Water Pollution Control Contract Revenue, 3.700% due 1/15/08 (c)	3,280,000
	Harris County, TX:
14,130,000	Flood Control District, TECP, 3.350% due 1/9/08	14,130,000
	Health Facilities Development Corp. Revenue:
15,600,000	Refunding, Methodist Hospital Systems, 3.560%, 12/6/07 (a)	15,600,000
7,900,000	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.600%, 12/3/07 (a)	7,900,000
11,900,000	Industrial Development Corp., Revenue, Refunding Baytank Houston Inc. Project,
	LOC-Royal Bank of Canada, 3.570%, 12/5/07 (a)	11,900,000
40,000,000	TAN, 4.500% due 2/29/08	40,081,655
	Houston, TX:
13,300,000	3.550% due 12/6/07	13,300,000
36,000,000	TRAN, 4.500% due 6/30/08	36,160,573
4,200,000	Higher Education Finance Corp., Higher Education Revenue, Refunding,
	William Marsh Rice University Project, SPA-JPMorgan Chase,
	3.520%, 12/5/07 (a)	4,200,000
24,960,000	Lower Neches Valley, TX, Industrial Development Corp. Revenue, Exxon Mobil Project,
	3.600%, 12/3/07 (a)	24,960,000
	North Texas Tollway Authority, Dallas North Thruway Systems Authority:
16,750,000	3.650% due 12/5/07	16,750,000
17,650,000	FGIC, SPA-Depfa Bank PLC, 3.700%, 12/5/07 (a)	17,650,000
17,100,000	Pasadena, TX, ISD, GO, FSA, LIQ-Bank of America, 3.600%, 12/6/07 (a)	17,100,000
7,455,000	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue,
	Bayou University of Houston, AMBAC, SPA-JPMorgan Chase, 3.680%, 12/6/07 (a)	7,455,000
10,000,000	San Antonio, TX, Electric, SPA-State Street Bank, Bank of America,
	3.550% due 1/10/08	10,000,000
25,000,000	Texas State, TRAN, 4.500% due 8/28/08	25,142,860
16,465,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue, BAN,
	Second Tier, 5.000% due 6/1/08	16,591,659
	Total Texas	405,388,000
Utah — 1.1%
10,000,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., 3.560%, 12/6/07 (a)	10,000,000
	Utah County, UT:
4,125,000	Heritage Schools Project, LOC-US Bank, 3.650%, 12/6/07 (a)	4,125,000
10,100,000	Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank,
	3.600%, 12/6/07 (a)	10,100,000

See Notes to Financial Statements.

24     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Utah — 1.1% (continued)
	Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
$3,800,000	SPA-Landesbank Hessen-Thuringen, 3.600%, 12/3/07 (a)	$3,800,000
5,900,000	SPA-Westdeutsche Landesbank, 3.600%, 12/3/07 (a)	5,900,000
	Total Utah	33,925,000
Virginia — 2.5%
10,000,000	Albemarle County, VA, IDA Revenue, Thomas Jefferson Foundation Inc.,
	LOC-SunTrust Bank, 3.600%, 12/5/07 (a)	10,000,000
8,000,000	Fairfax County Redevelopment & Housing Authority Revenue, BAN, Affordable
	Housing, 4.000% due 2/12/08	8,005,471
	Fairfax County, VA, EDA Revenue:
5,000,000	Mount Vernon Ladies Association of the Union Project, LOC-SunTrust Bank,
	3.600%, 12/5/07 (a)	5,000,000
4,535,000	Refunding, Retirement Greenspring, Series B, LOC-Wachovia Bank N.A.,
	3.590%, 12/6/07 (a)	4,535,000
8,000,000	Fairfax County, VA, Redevelopment & Housing Authority Revenue, BAN,
	Affordable Housing, 3.625% due 10/9/08	8,021,553
10,600,000	Intermountain Power Agency, 3.550% due 12/6/07	10,600,000
30,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	30,114,000
195,000	Virginia College Building Authority, VA, Various Shenandoah University Projects,
	3.630%, 12/3/07 (a)	195,000
	Total Virginia	76,471,024
Washington — 1.6%
1,900,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America,
	3.610%, 12/6/07 (a)	1,900,000
2,300,000	Seattle, WA, Water System Revenue, LOC-Bayerische Landesbank,
	3.520%, 12/5/07 (a)	2,300,000
	Washington State Health Care Facilities Authority:
14,400,000	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas,
	3.600%, 12/5/07 (a)	14,400,000
	Revenue:
9,970,000	Catholic Health, SPA-JPMorgan Chase, 3.570%, 12/5/07 (a)	9,970,000
5,700,000	Multicare Health Systems, FSA, SPA-U.S. Bank NA, 3.660%, 12/3/07 (a)	5,700,000
6,000,000	Washington State Higher Education Facilities Authority Revenue, University of
	Puget Sound Project, LOC-Bank of America, 3.610%, 12/6/07 (a)	6,000,000
	Washington State Housing Finance Commission:
1,800,000	Overlake School Project, LOC-Wells Fargo Bank, 3.580%, 12/6/07 (a)	1,800,000
2,100,000	United Way of King County Project, LOC-Bank of America, 3.620%, 12/3/07 (a)	2,100,000
5,675,000	Washington State, GO, Refunding, 4.000% due 1/1/08	5,676,474
	Total Washington	49,846,474
Wisconsin — 3.3%
10,000,000	Milwaukee, WI, GO, 4.000% due 2/15/08	10,005,566
2,000,000	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA,
	LIQ-U.S. Bank, 3.630%, 12/5/07 (a)	2,000,000
1,330,000	Wisconsin Housing EDA Revenue, FSA, SPA-FHLB, 3.630%, 12/5/07 (a)	1,330,000
4,000,000	Wisconsin Public Power Inc. Systems Power Supply, System Revenue, MBIA,
	5.000% due 7/1/08	4,029,438

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     25

Schedules of Investments (November 30, 2007) (unaudited) (continued)
Face
Amount	Security	Value
Wisconsin — 3.3% (continued)
	Wisconsin State:
$15,000,000	3.360% due 2/1/08	$15,000,000
46,700,000	Notes, 4.500% due 6/16/08	46,886,978
	Wisconsin State HEFA:
3,600,000	Northland College, LOC-Wells Fargo Bank, 3.580%, 12/6/07 (a)	3,600,000
	Revenue:
7,000,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	3.600%, 12/6/07 (a)	7,000,000
12,000,000	Indian Community School of Milwakee, LOC-JPMorgan Chase,
	3.600%, 12/5/07 (a)	12,000,000
	Total Wisconsin	101,851,982
	TOTAL INVESTMENTS — 97.4% (Cost — $3,032,044,897#)	3,032,044,897
	Other Assets in Excess of Liabilities — 2.6%	81,032,968
	TOTAL NET ASSETS — 100.0%	$3,113,077,865

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
VA	— Veterans Administration

See Notes to Financial Statements.

26     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Schedules of Investments (November 30, 2007) (unaudited) (continued)

Summary of Investments by Industry*
Hospitals	18.9%
Education	17.5
Miscellaneous	13.9
General Obligation	10.2
Transportation	6.5
Industrial Development	5.8
Public Facilities	4.7
Utilities	4.6
Tax Allocation	4.2
Life Care Systems	3.1
Pollution Control	2.0
Housing: Multi-Family	2.0
Water & Sewer	2.0
Housing: Single-Family	1.6
Finance	1.3
Municipal	1.2
Savings & Loans	0.4
Government Facilities	0.1
100.0%
* As a percentage of total investments. Please note that Fund holdings are as of November 30, 2007 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡
A-1, SP-1/P-1, MIG1, VMIG1/F1	90.0%
AA/Aa	5.1
AAA/Aaa	4.5
A	0.1
NR	0.3
100.0%

†    As a percentage of total investments.
‡    S&P primary rating; Moody’s secondary, then Fitch.

See pages 28 and 29 for definition of ratings.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     27

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

28     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO. MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     29

Statements of Assets and Liabilities (November 30, 2007) (unaudited)

		Western Asset	Western Asset
	Western Asset	Institutional	Institutional
	Institutional	Government	Municipal
	Money Market	Money Market	Money Market
	Fund	Fund	Fund
ASSETS:
Investments, at amortized cost	$4,154,472,617	$3,942,533,406	$3,032,044,897
Repurchase Agreement, at amortized cost	223,490,000	943,188,000	—
Cash	—	358	34,389
Interest receivable	37,372,241	6,050,506	13,857,694
Receivable for securities sold	—	—	169,954,609
Prepaid expenses	91,714	56,552	150,098
Total Assets	4,415,426,572	4,891,828,822	3,216,041,687
LIABILITIES:
Payable for securities purchased	80,000,000	—	101,890,356
Investment management fee payable	788,233	470,793	548,276
Distributions payable	770,128	224,820	470,485
Due to custodian	359,649	—	—
Trustees’ fees payable	33,610	2,201	22,524
Accrued expenses	39,546	4,456	32,181
Total Liabilities	81,991,166	702,270	102,963,822
Total Net Assets	$4,333,435,406	$4,891,126,552	$3,113,077,865
NET ASSETS:
Par value (Note 3)	$43,357	$48,911	$31,129
Paid-in capital in excess of par value	4,335,650,873	4,891,062,042	3,113,087,953
Overdistributed net investment income	—	—	(48,784)
Accumulated net realized gain (loss) on investments	(2,258,824)	15,599	7,567
Total Net Assets	$4,333,435,406	$4,891,126,552	$3,113,077,865
Shares Outstanding	4,335,692,820	4,891,110,953	3,112,923,350
Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

30     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Statements of Operations (For the six months ended November 30, 2007) (unaudited)

		Western Asset	Western Asset
	Western Asset	Institutional	Institutional
	Institutional	Government	Municipal
	Money Market	Money Market	Money Market
	Fund	Fund	Fund
INVESTMENT INCOME:
Interest	$133,552,073	$72,171,049	$55,709,329
EXPENSES:
Investment management fee (Note 2)	5,362,624	3,207,420	3,410,982
Registration fees	260,853	94,416	204,450
Insurance	44,552	8,588	16,725
Trustees’ fees	40,323	15,762	25,357
Legal fees	26,682	23,799	26,856
Shareholder reports	21,497	3,684	14,336
Custody fees	20,574	8,278	9,648
Audit and tax	18,710	14,022	15,213
Transfer agent fees	16,484	15,357	16,200
Miscellaneous expenses	8,555	27,447	8,190
Total Expenses	5,820,854	3,418,773	3,747,957
Less: Fee waivers and/or expense reimbursements (Note 2)	(62,506)	(402,694)	(256,193)
Fees paid indirectly (Note 1)	(3,928)	(2,251)	(384)
Net Expenses	5,754,420	3,013,828	3,491,380
Net Investment Income	127,797,653	69,157,221	52,217,949
Net Realized Gain (Loss) on Investment
Transactions (Note 1)	(2,174,583)	41,479	48,167
Increase in Net Assets From Operations	$125,623,070	$69,198,700	$52,266,116

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     31

Western Asset Institutional Money Market Fund
Statements of Changes in Net Assets
For the six months ended November 30, 2007 (unaudited)
and the year ended May 31, 2007
	November 30	May 31
OPERATIONS:
Net investment income	$127,797,653	$246,672,141
Net realized loss	(2,174,583)	(77,020)
Increase in Net Assets From Operations	125,623,070	246,595,121
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(127,797,653)	(246,750,720)
Decrease in Net Assets From Distributions to Shareholders	(127,797,653)	(246,750,720)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	5,172,196,552	15,272,198,791
Reinvestment of distributions	117,707,441	227,558,600
Cost of shares repurchased	(6,571,732,930)	(14,497,828,830)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,281,828,937)	1,001,928,561
Increase (Decrease) in Net Assets	(1,284,003,520)	1,001,772,962
NET ASSETS:
Beginning of period	5,617,438,926	4,615,665,964
End of period	$4,333,435,406	$5,617,438,926

See Notes to Financial Statements.

32     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Western Asset Institutional Government Money Market Fund
Statements of Changes in Net Assets (continued)
For the six months ended November 30, 2007 (unaudited)
and the year ended May 31, 2007
	November 30	May 31
OPERATIONS:
Net investment income	$69,157,221	$60,267,710
Net realized gain	41,479	9,452
Increase in Net Assets From Operations	69,198,700	60,277,162
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(69,157,221)	(60,284,324)
Net realized gains	(22,158)	—
Decrease in Net Assets From Distributions to Shareholders	(69,179,379)	(60,284,324)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	8,749,385,654	3,412,694,032
Reinvestment of distributions	62,933,412	55,939,972
Cost of shares repurchased	(5,240,879,601)	(2,868,711,988)
Increase in Net Assets From Fund Share Transactions	3,571,439,465	599,922,016
Increase in Net Assets	3,571,458,786	599,914,854
NET ASSETS:
Beginning of period	1,319,667,766	719,752,912
End of period	$4,891,126,552	$1,319,667,766

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     33

Western Asset Institutional Municipal Money Market Fund
Statements of Changes in Net Assets (continued)
For the six months ended November 30, 2007 (unaudited)
and the year ended May 31, 2007
	November 30	May 31
OPERATIONS:
Net investment income	$52,217,949	$94,364,134
Net realized gain	48,167	24,107
Increase in Net Assets From Operations	52,266,116	94,388,241
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(52,266,733)	(94,364,134)
Net realized gains	(58,265)	—
Decrease in Net Assets From Distributions to Shareholders	(52,324,998)	(94,364,134)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	3,776,390,613	7,913,682,018
Reinvestment of distributions	48,441,346	87,591,647
Cost of shares repurchased	(3,866,419,688)	(7,404,052,924)
Increase (Decrease) in Net Assets From Fund Share Transactions	(41,587,729)	597,220,741
Increase (Decrease) in Net Assets	(41,646,611)	597,244,848
NET ASSETS:
Beginning of period	3,154,724,476	2,557,479,628
End of period*	$3,113,077,865	$3,154,724,476
*Includes overdistributed net investment income of:	$(48,784)	—

See Notes to Financial Statements.

34     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Western Asset Institutional
Money Market Fund	2007	(1)	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net investment income	0.025		0.051		0.039		0.019		0.009		0.014
Net realized gain (loss)(2)	(0.000)		(0.000)		0.000		0.000		0.000		0.000
Total Income From Operations	0.025		0.051		0.039		0.019		0.009		0.014
Less Distributions From:
Net investment income	(0.025)		(0.051)		(0.039)		(0.019)		(0.009)		(0.014)
Net realized gains	—		—		(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)
Total Distributions	(0.025)		(0.051)		(0.039)		(0.019)		(0.009)		(0.014)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(3)	2.58%		5.19%		3.96%		1.90%		0.91%		1.42%
Net Assets, End of Period (millions)	$4,333		$5,617		$4,616		$3,202		$3,495		$3,969
Ratios to Average Net Assets:
Gross expenses	0.23	%(4)(8)	0.24	%(5)	0.26%		0.30%		0.30%		0.29%
Net expenses(6)(7)	0.23	(4)(8)	0.23	(5)	0.22		0.22		0.23		0.23
Net investment income	5.10	(4)	5.08		3.96		1.87		0.91		1.40

(1)	For the six months ended November 30, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.24 % and 0.23%, respectively.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.23%.

(8)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     35

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Western Asset Institutional
Government Money Market Fund	2007	(1)	2007		2006	2005	2004	(2)	2003
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net investment income	0.025		0.050		0.038	0.018	0.009		0.013
Net realized gain (loss)(3)	0.000		0.000		(0.000)	0.000	0.000		0.000
Total Income From Operations	0.025		0.050		0.038	0.018	0.009		0.013
Less Distributions From:
Net investment income	(0.025)		(0.050)		(0.038)	(0.018)	(0.009)		(0.013)
Net realized gains	(0.000	)(3)	—		—	—	(0.000	)(3)	(0.000	)(3)
Total Distributions	(0.025)		(0.050)		(0.038)	(0.018)	(0.009)		(0.013)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(4)	2.48%		5.14%		3.85%	1.83%	0.86%		1.31%
Net Assets, End of Period (millions)	$4,891		$1,320		$720	$958	$1,184		$627
Ratios to Average Net Assets:
Gross expenses	0.24	%(5)(9)	0.29	%(6)	0.32%	0.32%	0.32%		0.35%
Net expenses(7)(8)	0.21	(5)(9)	0.23	(6)	0.22	0.23	0.23		0.23
Net investment income	4.84	(5)	5.03		3.77	1.66	0.86		1.30

(1)	For the six months ended November 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.001 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.29% and 0.23%, respectively.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.23%.

(9)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

36     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Western Asset Institutional
Municipal Money Market Fund	2007	(1)	2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net investment income	0.017		0.034		0.027		0.015		0.008	0.012
Net realized gain (loss)(2)	0.000		0.000		(0.000)		0.000		(0.000)	0.000
Total Income From Operations	0.017		0.034		0.027		0.015		0.008	0.012
Less Distributions From:
Net investment income	(0.017)		(0.034)		(0.027)		(0.015)		(0.008)	(0.012)
Net realized gains	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—
Total Distributions	(0.017)		(0.034)		(0.027)		(0.015)		(0.008)	(0.012)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(3)	1.74%		3.46%		2.69%		1.50%		0.81%	1.18%
Net Assets, End of Period (millions)	$3,113		$3,155		$2,557		$2,085		$1,884	$1,932
Ratios to Average Net Assets:
Gross expenses	0.25	%(4)(8)	0.25	%(5)	0.27%		0.31%		0.30%	0.32%
Net expenses(6)(7)	0.23	(4)(8)	0.23	(5)	0.22		0.23		0.23	0.23
Net investment income	3.46	(4)	3.41		2.68		1.51		0.81	1.16

(1)	For the six months ended November 30, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.25% and 0.23%, respectively.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.23%.

(8)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     37

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies
Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     (c) Fees Paid Indirectly. The Funds’ custodian calculates its fees based on the Funds’ average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Funds. This amount is shown as a reduction of expenses on the Statement of Operations.

     (d) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

     (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

38     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     (f) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

     (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

     Under the investment management agreements, the Funds pay an investment management fee calculated daily and paid monthly, at an annual rate of the Funds’ average daily net assets, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

     LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

     During the six months ended November 30, 2007, the Funds had a voluntary expense limitation in place not to exceed 0.23% of the average daily net assets of each Fund.

     During the six months ended November 30, 2007, LMPFA waived a portion of its investment management fees in the amount of $62,506, $402,694 and $256,193 for the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund, respectively.

     Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, will serve as the Funds’ sole and exclusive distributor effective December 1,

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     39

Notes to Financial Statements (unaudited) (continued)

2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Funds.

     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of Beneficial Interest
At November 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     Transactions in shares of each class were as follows:

	Six Months Ended	Year Ended
	November 30, 2007	May 31, 2007
Institutional Money Market Fund
Shares sold	5,172,195,142	15,272,198,791
Shares issued on reinvestment	117,707,441	227,558,600
Shares repurchased	(6,571,732,930)	(14,497,828,830)
Net Increase (Decrease)	(1,281,830,347)	1,001,928,561
Institutional Government Money Market Fund
Shares sold	8,749,385,654	3,412,694,032
Shares issued on reinvestment	62,933,412	55,939,972
Shares repurchased	(5,240,879,601)	(2,868,711,988)
Net Increase	3,571,439,465	599,922,016
Institutional Municipal Money Market Fund
Shares sold	3,776,390,613	7,913,682,018
Shares issued on reinvestment	48,441,346	87,591,647
Shares repurchased	(3,866,419,688)	(7,404,052,924)
Net Increase (Decrease)	(41,587,729)	597,220,741

     Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding beneficial share transactions.

4. Capital Loss Carryforward
As of May 31, 2007, the Institutional Money Market Fund and the Institutional Government Money Market Fund had, for federal income tax purposes, a net capital loss carryforward of $73,166, which expires in 2015, and $3,722, which expires in 2013, respectively. These amounts will be available to offset any future taxable capital gains.

5. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Funds and, CGM, a former distributor of the

40     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Funds relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the funds (the “Affected Funds”).

     The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

     SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     41

Notes to Financial Statements (unaudited) (continued)

Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6. Legal Matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

     On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or

42     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

     On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Court of Appeals.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

     Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

7. Other Matters
As previously disclosed, on September 16, 2005, the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which they were indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Funds or their current investment adviser.

* * *

     On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     43

Notes to Financial Statements (unaudited) (continued)

     The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

     In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

8. Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more

44     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds was June 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

     On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

9. Recent Developments
On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Institutional Municipal Money Market Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

10. Subsequent Event
Effective December 1, 2007, LMIS, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     45

Board Approval of Management and
Sub-Advisory Agreements (unaudited)

Western Asset Institutional Money Market Fund

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Trust’s Board members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Board Members”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist them in their consideration of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund and were given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board Approval of Management Agreement and Sub-Advisory Agreement
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Fund’s Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weights to the various factors.

46     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management
    Agreement and Sub-Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and by the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Sub-Adviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc. (“Legg Mason”), the parent organization of the Manager and the Subadviser.

     The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund Performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     47

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

     The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was better than the median.

     Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

     The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds classified as institutional money market funds (including the Fund) and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee was below the median and its Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also noted

48     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

     Taking all of the above into consideration, the Board determined that the Management Fee and the subadvisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager Profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of Scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund’s Contractual Management Fee is lower than the average of the management fees paid by the other funds in the Expense Group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

Other Benefits to the Manager and the Subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board determined that the continuation of the Management Agreement and of the Sub-Advisory Agreement would be in the best interests of shareholders and approved the continuation of such Agreements for another year.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     49

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

Western Asset Institutional Government Money Market Fund

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Trust’s Board members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Board Members”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Government Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist them in their consideration of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund and were given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board Approval of Management Agreement and Sub-Advisory Agreement
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Fund’s Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weights to the various factors.

50     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

Nature, Extent and Quality of the Services under
    the Management Agreement and Sub-Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and by the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Sub-Adviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc. (“Legg Mason”), the parent organization of the Manager and the Subadviser.

     The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund Performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     51

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

     The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was better than the median.

     Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

     The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds classified as institutional U.S. government money market funds (including the Fund) and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee was below the median and its Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was above the

52     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

     Taking all of the above into consideration, the Board determined that the Management Fee and the subadvisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager Profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of Scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund’s Contractual Management Fee is lower than or within the range of the average of the management fees paid by the other funds in the Expense Group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

Other Benefits to the Manager and the Subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board determined that the continuation of the Management Agreement and of the Sub-Advisory Agreement would be in the best interests of shareholders and approved the continuation of such Agreements for another year.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     53

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

Western Asset Institutional Municipal Money Market Fund

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Trust’s Board members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Board Members”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist them in their consideration of the Management Agreement and the Sub-Advisory Agreement with respect to the Fund and were given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board Approval of Management Agreement and Sub-Advisory Agreement
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Fund’s Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weights to the various factors.

54     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

Nature, Extent and Quality of the Services under
    the Management Agreement and Sub-Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and by the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Sub-Adviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc. (“Legg Mason”), the parent organization of the Manager and the Subadviser.

     The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund Performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     55

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

     The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was better than the median.

     Based on their review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

     The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds classified as institutional tax-exempt money market funds (including the Fund) and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee was below the median and its Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was above the median.

56     Legg Mason Partners Institutional Trust 2007 Semi-Annual Report

Board Approval of Management and
Sub-Advisory Agreements (unaudited) (continued)

The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

     Taking all of the above into consideration, the Board determined that the Management Fee and the subadvisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager Profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of Scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund’s Contractual Management Fee is lower than the average of the management fees paid by the other funds in the Expense Group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

Other Benefits to the Manager and the Subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board determined that the continuation of the Management Agreement and of the Sub-Advisory Agreement would be in the best interests of shareholders and approved the continuation of such Agreements for another year.

Legg Mason Partners Institutional Trust 2007 Semi-Annual Report     57

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Western Asset Institutional Money Market Fund Western Asset Institutional Government Money Market Fund Western Asset Institutional Municipal Money Market Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
      Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners Fund
    Advisor, LLC

SUBADVISER
Western Asset Management Company

DISTRIBUTOR
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
    Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

This report is submitted for
the general information of
the shareholders of Legg
Mason Partners Institutional
Trust and is not for use with
the general public.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Funds’
investment objectives, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Funds.
Please read the prospectus
carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason
Investor Services, LLC
Member FINRA, SIPC

WASX010648 1/08   SR07-488

The Funds are separate investment series of Legg Mason Partners
Institutional Trust, a Maryland business trust.

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ web-site at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

Western Asset Institutional
Money Market Fund

Western Asset Institutional
Government Money Market Fund

Western Asset Institutional
Municipal Money Market Fund

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	February 5, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	February 5, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	February 5, 2008